9. Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Pro Forma Financials

IIOT-OXYS, INC.

AND HERELAB, INC.

PRO FORMA CONDENSED COMBINED BALANCE SHEET

[Unaudited]

December 31, 2017

ASSETS

	IIOT-OXYS,	HereLab,
	Inc.	Inc.	Pro Forma
	12/31/2017	12/31/2017	Increase		Pro Forma
	[Company]	[HereLab]	(Decrease)		Combined
ASSETS:
Cash	$60,863	$119	$–		$60,982
Cash in Escrow	1,782	–	–		1,782
Accounts Receivable	39,800	3,000	–		42,800
Prepaid Insurance	14,778	–	–		14,778
Licensing Agreement	1,000	–	–		1,000
			1,650	[A]
Investment in Subsidiary	–	–	(1,650)	[B]	–
Total Assets	$118,223	$3,119	$–		$121,342

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)

LIABILITIES:
Accounts Payable	$38,357	$–	$–		$38,357
Credit Card Payable	203	–	–		203
Due to Stockholders	1,000	–	–		1,000
Income Tax Payable	–	3,332	–		3,332
Total Liabilities	39,560	3,332			42,892
STOCKHOLDERS’ EQUITY (DEFICIT):
			1,650	[A]
Common stock	38,983	33	(33)	[B]	40,633
Additional paid in capital	1,579,401	2,673	(4,536)	[B]	1,577,538
Accumulated Deficit	(1,539,721)	(2,919)	2,919	[B]	(1,539,721)
Total Stockholders’ Equity (Deficit)	78,663	(213)	–		78,450
	$118,223	$3,119	$–		$121,342

See Notes To Unaudited Pro Forma Condensed Financial Statements.

IIOT-OXYS, INC.

AND HERELAB, INC.

PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS

[Unaudited]

		HereLab, Inc.
		For the Period
	IIOT- OXYS Inc.	Since Inception
	For the Year Ended	(February 27, 2017)	Pro Forma
	12/31/2017	to 12-31-2017	Increase		Pro Forma
	[Company]	[HereLab]	(Decrease)		Combined

REVENUE	$39,8000	$27,759	$(17,304)	[C]	$50,255

COST OF SALES	47,887	–	–		47,887

GROSS (LOSS) PROFIT	(8,087)	27,759	(17,304)		2,368

EXPENSES:
Selling, General and Administrative	106,467	13,609	–		120,076
Professional fees	1,416,527	–	(17,304)	[C]	1,399,223

Total Expenses	1,522,996	13,609	(17,304)		1,519,301

(LOSS) INCOME FROM OPERATIONS	(1,531,083)	14,150	–		(1,516,933)

OTHER INCOME (EXPENSE)
Interest expense	(12)	–	–		(12)

Total Other Income (Expense)	(12)	–	–		(12)

INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	(1,531,095)	14,150	–		(1,516,945)

INCOME TAX EXPENSE	–	(3,332)	–		(3,332)

NET (LOSS) INCOME FROM
CONTINUING OPERATIONS	(1,531,095)	10,818	–		(1,520,277)
DISCONTINUED OPERATIONS	–	–	–		–
NET (LOSS) INCOME	$(1,531,095)	$10,818	$–		$(1,520,277)

BASIC NET (LOSS) PER COMMON SHARE (Note 4)					$(0.07)